Investments And Long-Term Receivables (Schedule Of Investments And Long-Term Receivables) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Schedule of Equity Method Investments [Line Items]
Investments in affiliated companies	$ 133	$ 141		$ 155
Accounts and notes receivable	25	19
Investments and long-term receivables (Note 7)	158	160
Pipeline Joint Ventures [Member]
Schedule of Equity Method Investments [Line Items]
Investments in affiliated companies	73	76	[1]
Brazilian Cokemaking Operations [Member]
Schedule of Equity Method Investments [Line Items]
Investments in affiliated companies	41	41
Other [Member]
Schedule of Equity Method Investments [Line Items]
Investments in affiliated companies	$ 19	$ 24

[1]	Includes equity interest in Inland which is reflected as a consolidated subsidiary of Sunoco at December 31, 2011 as a result of the controlling financial interest acquired in 2011 (Note 2).